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direct dial 202 508 5817
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October 5, 2010	ScBrown@KilpatrickStockton.com
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, DC 20549

Re:	Eureka Financial Corp. Registration Statement on Form S-1
Dear Sir or Madam:
     Enclosed herewith for filing please find the Registration Statement on Form S-1 for Eureka Financial Corp., the proposed holding company for Eureka Bank, a federally-chartered stock savings bank, the deposits of which are insured by the Federal Deposit Insurance Corporation. A wire transfer has been executed pursuant to 17 C.F.R. §202.3a in the amount of $1,303, which constitutes the filing fee for the Registration Statement.
     If you have any questions regarding this filing, please contact the undersigned at 202-508-5817.
Very truly yours,
KILPATRICK STOCKTON LLP

/s/ Scott A. Brown
Scott A. Brown
Enclosures

cc:	Edward F. Seserko, Eureka Financial Corp. Paul M. Aguggia, Esq., Kilpatrick Stockton LLP Stephen F. Donahoe, Esq., Kilpatrick Stockton LLP